Repurchase Agreements	12 Months Ended
Dec. 31, 2019
Repurchase Agreements [Abstract]
Repurchase Agreements
Note 11 – Repurchase Agreements

The Company had outstanding approximately $2,337.6 million and $1,598.6 million of borrowings under its repurchase agreements as of December 31, 2019 and December 31, 2018, respectively. The Company’s obligations under these agreements had weighted average remaining maturities of 42 days and 38 days as of December 31, 2019 and December 31, 2018, respectively. RMBS and cash have been pledged as collateral under these repurchase agreements (see Note 4).

The repurchase agreements had the following remaining maturities and weighted average rates as of the dates indicated (dollars in thousands):

Repurchase Agreements Characteristics

As of December 31, 2019

	Repurchase Agreements	Weighted Average Rate
Less than one month	$928,646	2.24%
One to three months	1,231,422	1.94%
Greater than three months	177,570	1.98%
Total/Weighted Average	$2,337,638	2.06%

As of December 31, 2018

	Repurchase Agreements	Weighted Average Rate
Less than one month	$776,666	2.51%
One to three months	821,926	2.56%
Greater than three months	-	-% %
Total/Weighted Average	$1,598,592	2.54%

There were no overnight or demand securities as of December 31, 2019 or December 31, 2018.